Write-Downs of Long-Lived Assets	9 Months Ended
Dec. 31, 2011
Write-Downs of Long-Lived Assets
13.	Write-Downs of Long-Lived Assets

In accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. We determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the nine months ended December 31, 2010 and 2011, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥6,384 million and ¥15,531 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥4,719 million and ¥11,482 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for the nine months ended December 31, 2010 and 2011, respectively.

Losses of ¥104 million in the Corporate Financial Services segment, ¥4,334 million in the Real Estate segment and ¥935 million in the Investment and Operation segment were recorded for the nine months ended December 31, 2010. Losses of ¥793 million in the Corporate Financial Services segment, ¥12,928 million in the Real Estate segment and ¥286 million in the Investment and Operation segment were recorded for the nine months ended December 31, 2011.

For the three months ended December 31, 2010 and 2011, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,972 million and ¥12,573 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥994 million and ¥9,582 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for the three months ended December 31, 2010 and 2011, respectively.

Losses of ¥1,218 million in the Real Estate segment and ¥417 million in the Investment and Operation segment were recorded for the three months ended December 31, 2010. Losses of ¥793 million in the Corporate Financial Services segment, ¥10,928 million in the Real Estate segment and ¥66 million in the Investment and Operation segment were recorded for the three months ended December 31, 2011.

The details of significant write-downs are as follows.

Office Buildings—For the nine months ended December 31, 2010, write-downs of ¥159 million were recorded in relation to 3 office buildings due to a decline in the cash flow of each unit, and write-downs of ¥54 million were recorded for an office building held for sale. For the nine months ended December 31, 2011, write-downs of ¥967 million were recorded for 13 office buildings held for sale. For the three months ended December 31, 2010, write-downs of ¥25 million were recorded in relation to an office building due to a decline in the cash flow of each unit, and write-downs of ¥54 million were recorded for an office building held for sale. For the three months ended December 31, 2011, write-downs of ¥366 million were recorded for 4 office buildings held for sale.

Commercial Facilities other than Offices—For the nine months ended December 31, 2010, write-downs of ¥1,702 million were recorded in relation to 7 commercial facilities other than office due to a decline in the cash flow of each unit. For the nine months ended December 31, 2011, write-downs of ¥248 million were recorded for 5 commercial facilities held for sale. For the three months ended December 31, 2010, write-downs of ¥918 million were recorded in relation to 3 commercial facilities due to a decline in the cash flow of each unit. For the three months ended December 31, 2011, write-downs of ¥214 million were recorded for 3 commercial facilities held for sale.

Condominiums—For the nine months ended December 31, 2010, write-downs of ¥1,294 million were recorded for 24 condominiums held for sale, and write-downs of ¥1,328 million were recorded in relation to 15 condominiums due to a decline in the cash flow of each unit. For the nine months ended December 31, 2011, write-downs of ¥738 million were recorded for 21 condominiums held for sale. For the three months ended December 31, 2010, write-downs of ¥66 million were recorded for 4 condominiums held for sale, and ¥689 million were recorded in relation to 7 condominiums due to a decline in the cash flow of each unit. For the three months ended December 31, 2011, write-downs of ¥282 million were recorded for 6 condominiums held for sale.

Land undeveloped or under construction—There was no impairment for the nine months ended December 31, 2010. For the nine months ended December 31, 2011, write-downs of ¥2,077 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,631 million were recorded in relation to land undeveloped or under construction due to a decline in the estimated cash flow of each unit. There was no impairment for the three months ended December 31, 2010. For the three months ended December 31, 2011, write-downs of ¥2,077 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,631 million were recorded in relation to land undeveloped or under construction due to a decline in the estimated cash flow of each unit.

Others—For the nine months ended December 31, 2010 and 2011, write-downs of ¥1,847 million and ¥4,870 million were recorded, respectively, for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flow, which decreased due to deterioration in operating performance. For the three months ended December 31, 2010 and 2011, write-downs of ¥220 million and ¥3,003 million were recorded, respectively, for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flow, which decreased due to deterioration in operating performance.